Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Manufacturing and Suppliers

The Company has not, and does not intend in the near future, to manufacture any of its products and components. With regard to the OLpūr MD190 and MD220, on June 27, 2011, the Company entered into a license agreement, effective July 1, 2011, with Bellco S.r.l., an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of our patented mid-dilution dialysis filters (the “Products”). Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon our written approval, other European countries where the Company does not sell the Products as well as non-European countries (referred to as the “Territory”).

On February 19, 2014, the Company entered into the first amendment to the license agreement with Bellco, pursuant to which the Company and Bellco agreed to extend the term of the license agreement from December 31, 2016 to December 31, 2021. The first amendment also expands the Territory covered by the License Agreement to include, on an exclusive basis, Sweden, Denmark, Norway and Finland and on a non-exclusive basis, Korea, Mexico, Brazil, China and the Netherlands. The first amendment further provides new minimum sales targets which, if not satisfied, will, at the discretion of the Company, result in conversion of the license to non-exclusive status. The Company has agreed to reduce the fixed royalty payment payable to the Company for the period beginning on January 1, 2015 through and including December 31, 2021. Beginning on January 1, 2015 through and including December 31, 2021, Bellco will pay the Company a royalty based on the number of units of Products sold per year in the Territory as follows: for the first 125,000 units sold in total, €1.75 (approximately $2.10) per unit; thereafter, €1.25 (approximately $1.50) per unit. In addition, the first amendment provides that, in the event that the Company pursues a transaction to sell, assign or transfer all right, title and interest to the licensed patents to a third party, the Company will provide Bellco with written notice thereof and a right of first offer with respect to the contemplated transaction for a period of 30 days.

In accordance with the adoption of ASC 606, the remaining deferred revenue of approximately $278,000 related to license revenue as of December 31, 2017 was recognized as a cumulative effect adjustment to accumulated deficit as of January 1, 2018. During the three months ended March 31, 2017, approximately $17,000 was recognized as license revenue.

The Company recognized royalty income from Bellco pursuant to the license agreement of approximately $27,000 for each of the three months ended March 31, 2018 and 2017.

License and Supply Agreement

On April 23, 2012, the Company entered into a License and Supply Agreement (the “License and Supply Agreement”) with Medica S.p.A. (“Medica”), an Italy-based medical product manufacturing company, for the marketing and sale of certain filtration products based upon Medica’s proprietary Medisulfone ultrafiltration technology in conjunction with the Company’s filtration products, and for an exclusive supply arrangement for the filtration products. Under the License and Supply Agreement, Medica granted to the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale and sell the filtration products worldwide, excluding Italy for the first three years, during the term of the License and Supply Agreement. In addition, the Company granted to Medica an exclusive license under the Company’s intellectual property to make the filtration products during the term of the License and Supply Agreement.

On May 5, 2017, the Company and Medica entered into a Third Amendment to the License and Supply Agreement (the “Third Amendment”) which expanded the products covered by the original License and Supply Agreement to include both certain filtration products based on Medica’s proprietary Versatile microfiber technology and certain filtration products based on Medica’s proprietary Medisulfone ultrafiltration technology. The Third Amendment also limits the territory in which Medica granted the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale, and sell the filtration products.

On September 26, 2017, the Company and Medica entered into a Fourth Amendment to the License and Supply Agreement (the “Fourth Amendment”) which extended the term of the License and Supply Agreement from December 31, 2022 to December 31, 2025, unless earlier terminated by either party in accordance with the terms of the License and Supply Agreement.

In exchange for the rights granted, the Company agreed to make certain minimum annual aggregate purchases from Medica over the term of the License and Supply Agreement. For the year ended December 31, 2018, the Company has agreed to make minimum annual aggregate purchases from Medica of €2,500,000 (approximately $3,000,000). As of March 31, 2018, the Company’s aggregate purchase commitments totaled approximately €471,000 (approximately $565,000).

In exchange for the license, the gross value of the intangible asset capitalized was approximately $2,250,000. License and supply agreement, net, on the condensed consolidated balance sheet is approximately $1,038,000 and $1,072,000 as of March 31, 2018 and December 31, 2017, respectively. Accumulated amortization is approximately $1,211,000 and $1,178,000 as of March 31, 2018 and December 31, 2017, respectively. The asset is being amortized as an expense over the life of the License and Supply Agreement. Approximately $34,000 and $52,000 has been charged to amortization expense for the three months ended March 31, 2018 and 2017, respectively, on the condensed consolidated statement of operations and comprehensive loss.

As of September 2013, the Company has an understanding with Medica whereby the Company has agreed to pay interest to Medica at a 12% annual rate calculated on the principal amount of any outstanding invoices that are not paid pursuant to the original payment terms. For the three months ended March 31, 2018 and 2017, approximately $10,000 and $7,000 of interest, respectively, was recognized as interest expense.

In addition, for the period beginning April 23, 2014 through December 31, 2025, the Company will pay Medica a royalty rate of 3% of net sales of the filtration products sold, subject to reduction as a result of a supply interruption pursuant to the terms of the License and Supply Agreement. Approximately $29,000 and $19,000 for the three months ended March 31, 2018 and 2017, respectively, was recognized as royalty expense and is included in cost of goods sold on the condensed consolidated statement of operations and comprehensive loss. Approximately $29,000 in royalties are included in accrued expenses as of March 31, 2018. Approximately $34,000 in royalties are included in accounts payable as of December 31, 2017.

Contractual Obligations

The Company entered into an operating lease that began in December 2017 for 380 Lackawanna Place, South Orange, New Jersey 07079, which consists of approximately 7,700 square feet of space. The rental agreement expires in November 2022 with a monthly cost of approximately $11,000. Approximately $11,000 related to a security deposit for this U.S. office facility is classified as other assets on the condensed consolidated balance sheet as of March 31, 2018 and December 31, 2017. We use these facilities to house our corporate headquarters and research facilities.

The lease agreement for the office space in Ireland was entered into on August 1, 2017 and includes a twelve month term.

Rent expense for the three months ended March 31, 2018 and 2017 totaled $51,000 and $31,000, respectively.

As of March 31, 2018, minimum lease payments are as follows:

2018	$99,000
2019	136,000
2020	140,000
2021	145,000
2022	136,000

Investment in Lease, net

On October 8, 2015, the Company entered into an equipment lease agreement with Biocon 1, LLC. The lease commenced on January 1, 2016 with a term of 60 months and monthly rental payments of approximately $1,800 will be paid to the Company. At the completion of the lease term, Biocon 1, LLC will own the equipment provided under the agreement. An investment in lease was established for the direct financing lease receivable at the present value of the future minimum lease payments. Interest income will be recognized monthly over the lease term using the effective-interest method. Cash received will be applied against the direct financing lease receivable and will be presented within changes in operating assets and liabilities in the operating section of the Company’s condensed consolidated statement of cash flows. At lease inception, an investment in lease of approximately $92,000 was recorded, net of unearned interest of approximately $14,000. Approximately $1,000 was recognized in interest income during each of the three months ended March 31, 2018 and 2017. As of March 31, 2018, investment in lease, current is approximately $26,000, net of unearned interest of $3,000. As of March 31, 2018, investment in lease, noncurrent is approximately $34,000, net of unearned interest of $2,000.

As of March 31, 2018, scheduled maturities of minimum lease payments receivable were as follows:

2018	19,000
2019	19,000
2020	22,000
60,000
Less: Current portion	(26,000)
Investment in lease, net – less current portion	$34,000

Included in the above scheduled maturities of minimum lease payments receivable, approximately $7,000 was due as of March 31, 2018.

Note 13 - Commitments and Contingencies

Manufacturing and Suppliers

The Company has not and does not intend in the near future, to manufacture any of its products and components. With regard to the OLpūr MD190 and MD220, on June 27, 2011, the Company entered into a license agreement, effective July 1, 2011, with Bellco S.r.l., an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of our patented mid-dilution dialysis filters (the “Products”). Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon our written approval, other European countries where the Company does not sell the Products as well as non-European countries (referred to as the “Territory”).

On February 19, 2014, the Company entered into the first amendment to the license agreement with Bellco, pursuant to which the Company and Bellco agreed to extend the term of the License Agreement from December 31, 2016 to December 31, 2021. The first amendment also expands the Territory covered by the License Agreement to include, on an exclusive basis, Sweden, Denmark, Norway and Finland and on a non-exclusive basis, Korea, Mexico, Brazil, China and the Netherlands. The first amendment further provides new minimum sales targets which, if not satisfied, will, at the discretion of the Company, result in conversion of the license to non-exclusive status. The Company has agreed to reduce the fixed royalty payment payable to the Company for the period beginning on January 1, 2015 through and including December 31, 2021. Beginning on January 1, 2015 through and including December 31, 2021, Bellco will pay the Company a royalty based on the number of units of Products sold per year in the Territory as follows: for the first 125,000 units sold in total, €1.75 (approximately $1.91) per unit; thereafter, €1.25 (approximately $1.36) per unit. In addition, the first amendment provides that, in the event that the Company pursues a transaction to sell, assign or transfer all right, title and interest to the licensed patents to a third party, the Company will provide Bellco with written notice thereof and a right of first offer with respect to the contemplated transaction for a period of thirty (30) days.

Deferred revenue related to the license agreement with Bellco was approximately $278,000 and $348,000 on the accompanying consolidated balance sheets as of December 31, 2017 and 2016, respectively. The Company has recognized approximately $2,798,000 of revenue related to this license agreement to date, including approximately $70,000 for the year ended December 31, 2017, resulting in $278,000 being deferred over the remainder of the expected obligation period. The Company recognized approximately $69,000 of revenue related to this license agreement for the year ended December 31, 2016.

The Company recognized royalty income from Bellco pursuant to the license agreement of approximately $140,000 and $114,000 for the years ended December 31, 2017 and 2016, respectively.

License and Supply Agreement

On April 23, 2012, the Company entered into a License and Supply Agreement (the “License and Supply Agreement”) with Medica S.p.A. (“Medica”), an Italy-based medical product manufacturing company, for the marketing and sale of certain filtration products based upon Medica’s proprietary Medisulfone ultrafiltration technology in conjunction with the Company’s filtration products, and for an exclusive supply arrangement for the filtration products. Under the License and Supply Agreement, Medica granted to the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale and sell the filtration products worldwide, excluding Italy for the first three years, during the term of the License and Supply Agreement. In addition, the Company granted to Medica an exclusive license under the Company’s intellectual property to make the filtration products during the term of the License and Supply Agreement.

On May 5, 2017, the Company and Medica entered into a Third Amendment to the License and Supply Agreement (the “Third Amendment”). Pursuant to the Third Amendment, Medica expanded the products covered by the original License and Supply Agreement to include both certain filtration products based on Medica’s proprietary Versatile microfiber technology and certain filtration products based on Medica’s proprietary Medisulfone ultrafiltration technology. The Third Amendment also limits the territory in which Medica granted the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale, and sell the filtration products to North America, Central America, Columbia, Venezuela, Chile, Ecuador, Peru, Ireland, the United Kingdom, Australia and New Zealand. The Company’s multinational distributors retain the right to market certain of the products worldwide, other than in Italy, on a non-exclusive basis.

On September 26, 2017, the Company and Medica entered into a Fourth Amendment to the License and Supply Agreement (the “Fourth Amendment”) which extended the term of the License and Supply Agreement from December 31, 2022 to December 31, 2025, unless earlier terminated by either party in accordance with the terms of the License and Supply Agreement. As a result of the Fourth Amendment, approximately $134,000 of amortization expense will be recognized in each of the years ended December 31, 2018 through 2025.

In exchange for the rights granted, the Company agreed to make certain minimum annual aggregate purchases from Medica over the term of the License and Supply Agreement. As of December 31, 2017, the Company has agreed to make the following minimum annual aggregate purchases from Medica:

2017: €1,600,000 (approximately $1,900,000)

2018: €2,500,000 (approximately $2,700,000)

2019: €3,000,000 (approximately $3,300,000)

2020: €3,150,000 (approximately $3,400,000)

2021: €3,300,000 (approximately $3,600,000)

2022: €3,475,000 (approximately $3,800,000)

2023: €3,625,000 (approximately $4,300,000)

2024: €3,825,000 (approximately $4,500,000)

2025: €4,000,000 (approximately $4,700,000)

The Company’s aggregate purchase commitments totaled approximately €1,600,000 (approximately $1,900,000) for the year ended December 31, 2017.

In exchange for the license, the Company also paid Medica a total of €1,500,000 (approximately $2,000,000) in three installments: €500,000 (approximately $700,000) on April 23, 2012, €600,000 (approximately $800,000) on February 4, 2013, and €400,000 (approximately $500,000) on May 23, 2013. As further consideration for the license and other rights granted to the Company, the Company granted Medica options to purchase 300,000 shares of the Company’s common stock. The fair value of these stock options was approximately $273,000 at the time of their issuance. Together with the total installment payments described above, the fair value of the options has been capitalized as license and supply agreement, net.

The gross value of the intangible asset capitalized was approximately $2,250,000. License and supply agreement, net, on the consolidated balance sheet is approximately $1,072,000 and $1,262,000 as of December 31, 2017 and December 31, 2016, respectively. Accumulated amortization is approximately $1,178,000 and $988,000 as of December 31, 2017 and December 31, 2016, respectively. The asset is being amortized as an expense over the life of the License and Supply Agreement. Approximately $190,000 and $211,000 has been charged to amortization expense for the years ended December 31, 2017 and 2016, respectively, on the consolidated statement of operations and comprehensive loss.

As of September 2013, the Company has an understanding with Medica whereby the Company has agreed to pay interest to Medica at a 12% annual rate calculated on the principal amount of any outstanding invoices that are not paid pursuant to the original payment terms. For the years ended December 31, 2017 and 2016, approximately $24,000 and $42,000 of interest, respectively, was recognized as interest expense.

In addition, for the period beginning April 23, 2014 through December 31, 2025, the Company will pay Medica a royalty rate of 3% of net sales of the filtration products sold, subject to reduction as a result of a supply interruption pursuant to the terms of the License and Supply Agreement. Approximately $34,000 in royalties are included in accounts payable as of December 31, 2017. Approximately $18,000 in royalties are included in accrued expenses as of December 31, 2016.

Contractual Obligations

The Company entered into an operating lease which began in December 2017 at 380 Lackawanna Place, South Orange, New Jersey 07079 and consists of approximately 7,700 square feet of space. The rental agreement expires in November 2022 with a monthly cost of approximately $11,000. Approximately $11,000 related to a security deposit for this U.S. office facility is classified as other assets on the consolidated balance sheet as of December 31, 2017. We use these facilities to house our corporate headquarters and research facilities.

The Company’s prior operating lease was terminated in December 2017 with a monthly cost of approximately $9,000. Approximately $21,000 related to a security deposit for this U.S. office facility is classified as prepaid and other current assets on the consolidated balance sheet as of December 31, 2017.

The lease agreement for the office space in Ireland was entered into on August 1, 2017 and includes a twelve month term.

Rent expense for the years ended December 31, 2017 and 2016 totaled $131,000 and $126,000, respectively.

As of December 31, 2017, minimum lease payments are as follows:

2018	$132,000
2019	136,000
2020	140,000
2021	145,000
2022	136,000

Investment in Lease, net

On October 8, 2015, the Company entered into an equipment lease agreement with Biocon 1, LLC. The lease commenced on January 1, 2016 with a term of 60 months and monthly rental payments of approximately $1,800 will be paid to the Company. At the completion of the lease term, Biocon 1, LLC will own the equipment provided under the agreement. An investment in lease was established for the sales-type lease receivable at the present value of the future minimum lease payments. Interest income will be recognized monthly over the lease term using the effective-interest method. Cash received will be applied against the direct financing lease receivable and will be presented within changes in operating assets and liabilities in the operating section of the Company’s consolidated statement of cash flows. At lease inception, an investment in the lease of approximately $92,000 was recorded, net of unearned interest of approximately $14,000. During the fiscal years ended December 31, 2017 and 2016, approximately $4,000 and $5,000, respectively, was recognized in interest income. As of December 31, 2017, investment in lease, current, is approximately $20,000, net of unearned interest of $3,000. As of December 31, 2017, investment in lease, noncurrent, is approximately $39,000, net of unearned interest of $3,000. As of December 31, 2016, investment in lease, current, is approximately $27,000, net of unearned interest of $4,000. As of December 31, 2016, investment in lease, noncurrent, is approximately $61,000, net of unearned interest of $5,000.

As of December 31, 2017, scheduled maturities of minimum lease payments receivable were as follows:

2018	$18,000
2019	19,000
2020	22,000
59,000
Less: Current portion	(20,000)
Investment in lease, noncurrent	$39,000

Contractual Obligations and Commercial Commitments

The following table summarizes the Company’s approximate minimum contractual obligations and commercial commitments as of December 31, 2017:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5	More than 5 Years

Minimum Purchase Commitments[1]	$30,300,000	$2,700,000	$6,700,000	$7,400,000	$13,500,000
Leases[2]	712,000	141,000	290,000	281,000	-
Employment Contract[3]	452,000	350,000	102,000	-	-
Total	$31,464,000	$3,191,000	$7,092,000	$7,681,000	$13,500,000

[1] License and Supply Agreement with Medica.

2 In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.

[3] Relates to employment agreement with Daron Evans, the Company’s President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.